Notes Payable, Related Parties (Details Textual) - USD ($)	1 Months Ended	6 Months Ended
	Aug. 04, 2020	Jun. 30, 2020	Apr. 05, 2019
Notes Payable, Related Parties (Textual)
Principal amount		$ 3,416,226	$ 714,286
Goedeker [Member]
Notes Payable, Related Parties (Textual)
Subordinated promissory note percentage		9.00%
Principal amount		$ 4,100,000
Straight-line basis period		5 years
Notes payable maturity date		Apr. 05, 2024
Accrue interest		9.00%
Comprised principal		$ 3,930,293
Net unamortized debt discount		354,276
Loan costs		$ 159,791
Goedeker [Member] | Intial Public Offering [Member] | Subsequent Event [Member]
Notes Payable, Related Parties (Textual)
Settlement agreement, description	(i) the principal amount of the existing note was increased by $250,000, (ii) upon the closing of the IPO, the Company agreed to make all payments of principal and interest due under the note through the date of the closing, and (iii) from and after the closing, the interest rate of the note was increased from 9% to 12%.